Fees Summary	Sep. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,538,826,464
Previously Paid Amount	0
Total Fee Amount	227,130.80
Net Fee	$ 227,130.8	[1]

[1]	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-275853) filed by Stryker Corporation on December 1, 2023. Based upon an exchange rate of €1 to $1.1060 on August 30, 2024, as published by the U.S. Federal Reserve Board.